CONTRACT ASSETS AND CONTRACT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Contract Assets And Contract Liabilities
SCHEDULE OF CONTRACT ASSETS

Contract assets, consisted of the following:

	As of August 31, 2025	As of February 28, 2025
	$’000	$’000

Revenue recognized to date	16,252	21,165
Less: Progress billings to date	(9,156)	(14,916)

Contract assets	7,096	6,249

Contract assets, current	7,096	6,249

Contract assets, consisted of the following:

	As of February 28, 2025	As of February 29, 2024
	$’000	$’000

Revenue recognized to date	21,165	21,199
Less: Progress billings to date	(14,916)	(17,400)

Contract assets	6,249	3,799

Contract assets, current	6,249	3,799

SCHEDULE OF CONTRACT LIABILITIES	Contract liabilities, consisted of the following:
	As of August 31, 2025	As of February 28, 2025
	$’000	$’000

Billings in advance of performance obligation under contracts	-	-
Contract liabilities, consisted of the following:
	As of February 28, 2025	As of February 29, 2024
	$’000	$’000

Billings in advance of performance obligation under contracts	-	-

SCHEDULE OF MOVEMENTS IN CONTRACT LIABILITIES

The movement in contract liabilities is as follows:

	As of August 31, 2025	As of February 28, 2025
	$’000	$’000

Balance at beginning of the period/year	-	-
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	-	-
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	-	-

Balance at end of the period/year	-	-

The movement in contract liabilities is as follows:

	As of February 28, 2025	As of February 29, 2024
	$’000	$’000

Balance at beginning of the year	-	-
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	-	-
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	-	-

Balance at end of the year	-	-